Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Property and Equipment [Abstract]
Property and Equipment

Note 4 – Property and Equipment

Property and equipment stated at cost, less accumulated depreciation, consisted of the following at:

	March 31, 2026	December 31, 2025
Computer Equipment	$459,307	$457,893
Furniture and Fixtures	195,545	184,524
Automobile	-	-
Software	13,564	13,564
Leasehold Improvements	-	-
	668,416	655,981
Less: Accumulated Depreciation	(651,555)	(649,805)
	$16,861	$6,176

Depreciation expense from continuing operations was $1,750 and $8,264 for the three months ended March 31, 2026 and 2025.

Note 4 – Property and Equipment

Property and equipment stated at cost, less accumulated depreciation, consisted of the following at:

	December 31, 2025	December 31, 2024
Computer Equipment	$457,893	$466,397
Furniture and Fixtures	184,524	184,524
Automobile	45,558	-
Software	227,106	-
Leasehold Improvements	-	47,616
	915,080	698,537
Less: Accumulated Depreciation	(732,039)	(680,475)
	$183,041	$18,062

Depreciation expense was $100,953 and $66,081 for the years ended December 31, 2025 and 2024, respectively.